CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (12 Months Ended) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 2,866,217	$ 1,964,948
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Original Sponsor	5,564
Offering costs allocated to warrants	690,542	3,600,000
Interest earned on investments in trust	(3,348)	(1,251,889)
Change in fair value of warrant liabilities	(6,359,058)	(6,668,954)
Changes in operating assets and liabilities:
Other long-term liabilities	2,000,000
Prepaid assets	(233,209)	233,030
Accounts payable and accrued costs	341,296	1,305,567
Due to related party	62,667	245,000
Net cash used in operating activities	(629,329)	(572,298)
Cash Flows from Investing Activities:
Investment of cash in trust account	(104,292,600)	(1,798,900)
Cash withdrawn from Trust Account for tax and redemptions		87,917,298
Net cash provided by (used in) investing activities	(104,292,600)	86,118,398
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discount	100,909,536
Proceeds from private placement	4,668,800
Proceeds from extension offering		1,548,900
Trust redemptions		(87,541,322)
Proceeds from the issuance of founders’ shares	25,000
Proceeds from issuance of promissory note to related party	124,975	160,000
Payment of deferred offering costs	(484,254)
Net cash (used in) provided by financing activities	105,244,057	(85,832,422)
Net Change in Cash	322,128	(286,322)
Cash - Beginning		322,128
Cash - Ending	322,128	35,806
Supplemental Disclosure of Non-cash Financing Activities:
Deferred offering costs paid by Original Sponsor under the promissory note	32,500
Deferred underwriting commissions payable charged to additional paid-in-capital	3,614,100
Initial classification of warrant liability	13,457,424
Accretion of Class A common stock subject to possible redemption		2,668,274
Fair value of Original Sponsor Shares transferred to extension investors		$ 1,548,900